Prepaid Expenses - Summary of Prepaid Expenses (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of prepaid expenses [abstract]
Incremental costs of obtaining contracts	₩ 1,886,680	₩ 2,016,570
Others	100,823	111,779
Current prepaid expenses	1,987,503	2,128,349
Incremental costs of obtaining contracts	977,236	982,952
Others	91,912	80,759
Noncurrent prepayments	₩ 1,069,148	₩ 1,063,711